Accrued Expenses and Other Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Customer credits redeemed	$ 9,800	$ 5,200	$ 55,900	$ 7,400
Revenue from breakage	600	700	3,300	800
Increase and decrease in revenue	1,100	$ 1,200	5,100	$ 15,300	$ 400
Cash earnouts			0
Future milestone payments			8,800
Decrease in other current liabilities	9,700
Decrease in accrued in personnel expenses	$ 5,900
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Cash earnouts			$ 3,900